Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	$ 779
Deferred revenue	1,027
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	2
Accrued income	1,123
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	777
Pool Member [Member]
Disaggregation of Revenue [Abstract]
Accrued income	1,802
Escalating Revenue [Member]
Disaggregation of Revenue [Abstract]
Accrued income	$ 243